September 26, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Timothy Worthington

Re:	WisdomTree Digital Trust, on behalf of itself and WisdomTree Short-Term Treasury Digital Fund
File Nos. 333-255575 and 811-23659
Filing Pursuant to Rule 497(j)

Dear Mr. Worthington:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Information for the above-referenced Registrant’s WisdomTree Short-Term Treasury Digital Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 26, 2022.

Please feel free to contact me at 917-267-3721 with any questions or comments with respect to this filing.

Sincerely,

/s/Ryan Louvar
Ryan Louvar, Esq.

cc:	Michael S. Didiuk, Esq. (Perkins Coie LLP)
Todd Zerega, Esq. (Perkins Coie LLP)